Property and Equipment	12 Months Ended
Jul. 31, 2022
DIGERATI TECHNOLOGIES, INC [Member]
Property and Equipment [Line Items]
PROPERTY AND EQUIPMENT

NOTE 4 - PROPERTY AND EQUIPMENT

Following is a summary of Digerati’s property and equipment at July 31, 2022 and 2021 (in thousands):

	Useful lives	2022	2021
Telecom equipment & software	1-7 years	$2,878	$1,345
Less: accumulated depreciation		(1,231)	(816)
Net-property and equipment		$1,647	$529